SEGMENT REPORTING - Summary of Information By Segment (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenues from external customers	$ 369,636	$ 324,795
Gross profit	130,382	117,120
IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	216,294	174,819
Costs of revenue	146,102	115,676
Gross profit	70,192	59,143
Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	291,068
Integrated solutions contracts revenue [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	189,031	150,245
Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	19,517
Costs of revenue	4,898	2,947
Product sales [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	14,549	11,819
Maintenance service contracts [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	56,097
Maintenance service contracts [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	12,010	11,372
Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	2,954
Extended Warranty Service Revenue [Member] | IA [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	704	1,383
Rail [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	115,346	109,965
Costs of revenue	58,479	56,834
Gross profit	56,867	53,131
Rail [Member] | Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	64,083	57,938
Rail [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	4,968	3,207
Rail [Member] | Maintenance service contracts [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	44,045	48,430
Rail [Member] | Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	2,250	390
M&E [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	37,996	40,011
Costs of revenue	34,673	35,165
Gross profit	3,323	4,846
M&E [Member] | Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	37,954	39,991
M&E [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0
M&E [Member] | Maintenance service contracts [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	42	20
M&E [Member] | Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	0	0
Consolidated [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	369,636	324,795
Costs of revenue	239,254	207,675
Gross profit	130,382	117,120
Consolidated [Member] | Integrated solutions contracts revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	291,068	248,174
Consolidated [Member] | Product sales [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	19,517	15,026
Consolidated [Member] | Maintenance service contracts [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	56,097	59,822
Consolidated [Member] | Extended Warranty Service Revenue [Member]
Segment Reporting Information [Line Items]
Revenues from external customers	$ 2,954	$ 1,773